Operating leases (Tables)	6 Months Ended
Jun. 30, 2023
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table)

Twelve month periods ending	Amount
June 30, 2024	$7,534
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028	6,259
June 30, 2029 and thereafter	2,633
Total undiscounted lease payments	$34,810
Discount based on incremental borrowing rate	(3,036)
Present value of lease liability	31,774

Operating leases - Operating lease liabilities of office rental agreements (Table)

Twelve month periods ending	Amount
June 30, 2024	$274
June 30, 2025	107
June 30, 2026	-
June 30, 2027	-
June 30, 2028	-
June 30, 2029 and thereafter	-
Total undiscounted lease payments	$381
Discount based on incremental borrowing rate	(2)
Present value of lease liability	379